Document And Entity Information	May 19, 2025
Document Information [Line Items]
Entity, Registrant Name	Milestone Scientific Inc.
Document, Type	8-K
Document, Period End Date	May 19, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-14053
Entity, Tax Identification Number	13-3545623
Entity, Address, Address Line One	425 Eagle Rock Avenue
Entity, Address, Address Line Two	Suite 403
Entity, Address, City or Town	Roseland
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07068
City Area Code	973
Local Phone Number	535-2717
Title of 12(b) Security	Common Stock
Trading Symbol	MLSS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000855683